UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:      811-21177

          BlackRock California Insured Municipal Income Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock California Insured Municipal Income Trust
40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:     888-825-2257

Date of fiscal year end:      August 31, 2006
Date of reporting period:   November 30, 2005

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2005 (Unaudited)

BlackRock California Insured Municipal Income Trust (BCK)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—157.5%
			California—149.6%
AAA	$ 6,500		Benicia Unified Sch. Dist., GO, Ser. B, Zero Coupon, 8/01/23, MBIA	No Opt. Call	$2,808,390
AAA	4,000		California St., 5.00%, 6/01/31, AMBAC	12/14 @ 100	4,123,240
			Ceres Unified Sch. Dist. GO,
AAA	3,055		Ser. B, Zero Coupon, 8/01/30, FGIC	08/12 @ 34.887	759,320
AAA	3,180		Ser. B, Zero Coupon, 8/01/31, FGIC	08/12 @ 32.868	744,152
AAA	3,300		Ser. B, Zero Coupon, 8/01/32, FGIC	08/12 @ 30.966	726,132
AAA	3,440		Ser. B, Zero Coupon, 8/01/33, FGIC	08/12 @ 29.174	712,218
AAA	3,575		Ser. B, Zero Coupon, 8/01/34, FGIC	08/12 @ 27.782	704,847
AAA	3,275		Ser. B, Zero Coupon, 8/01/35, FGIC	08/12 @ 26.186	608,593
A2	6,500		Dept. of Wtr. Res., Pwr. Sply. Rev., Ser. A, 5.25%, 5/01/20	05/12 @ 101	7,187,700
AAA	2,385		Edl. Facs. Auth., Scripps Coll. Proj., 5.00%, 8/01/31, MBIA	08/11 @ 100	2,447,415
AAA	4,500	[3]	Hlth. Facs. Fin. Auth., Rand Corp. Proj., Ser. A, 5.25%, 4/01/42, AMBAC	04/12 @ 100	4,686,120
A3	2,600		Kaweah Delta Hlth. Care Dist., 6.00%, 8/01/34	08/12 @ 102	2,799,784
AAA	2,000		Long Beach Unified Sch. Dist., GO, Ser. D, 5.00%, 8/01/31, FSA	08/10 @ 101	2,057,380
			Los Angeles Dept. of Wtr. & Pwr., Wtr. Wks. Rev.,
AAA	5,000		Ser. A, 5.00%, 7/01/43, FGIC	07/12 @ 100	5,115,000
AAA	5,000		Ser. A, 5.125%, 7/01/41, FGIC	07/11 @ 100	5,142,400
AAA	5,000		Los Angeles Unified Sch. Dist., GO, Ser. E, 5.125%, 1/01/27, MBIA	07/12 @ 100	5,263,050
			Los Angeles Wstwtr. Sys.,
AAA	5,000		Ser. A, 5.00%, 6/01/27, MBIA	06/13 @ 100	5,192,850
AAA	6,025		Ser. A, 5.00%, 6/01/32, FGIC	06/12 @ 100	6,199,725
AAA	5,000		No. California Pwr. Agcy., Pub. Pwr. Rev., Hydroelec. Proj. 1, Ser. A, 5.00%, 7/01/28, MBIA	07/08 @ 101	5,108,950
AAA	2,500		No. Orange Cnty. Cmnty. Coll. Dist., GO, Ser. A, 5.00%, 2/01/27, MBIA	08/12 @ 101	2,715,825
AAA	5,000		Pub. Wks. Brd., Dept. of Gen. Svcs. Proj., Ser. A, 5.00%, 12/01/27, AMBAC	12/12 @ 101	5,166,650
AAA	5,000		Riverside Unified Sch. Dist., GO, Ser. A, 5.00%, 2/01/27, FGIC	02/12 @ 101	5,185,250
AAA	5,295		San Diego Cnty. Wtr. Auth., COP, Ser. A, 5.00%, 5/01/32, MBIA	05/12 @ 101	5,449,879
AAA	4,805		San Diego Redev. Agcy., Ctr. City Proj., Ser. A, 5.00%, 9/01/28, MBIA	09/11 @ 101	4,953,859
AAA	4,000		San Diego Univ. Fndtn. Aux. Org., Ser. A, 5.00%, 3/01/37, MBIA	03/12 @ 100	4,087,800
AAA	20,000		San Joaquin Hills Transp. Corridor Agcy., Toll Rd. Rev., Ser. A, Zero Coupon, 1/15/31, MBIA	No Opt. Call	5,619,400
AAA	6,000		San Jose Fin. Auth., Civic Ctr. Proj., Ser. B, 5.00%, 6/01/37, AMBAC	06/12 @ 100	6,136,680
AAA	4,000		San. Diego Cmnty. Coll., 5.00%, 5/01/30, FSA	05/15 @ 100	4,148,720
AAA	11,125		Santa Rosa Wstwtr., Ser. B, Zero Coupon, 9/01/27, AMBAC	No. Opt. Call	3,826,555
AAA	3,000		Tustin Unified Sch. Dist., Spec. Tax Rev., Cmnty. Facs. Dist. 97-1, Ser. A, 5.00%, 9/01/38, FSA	09/12 @ 100	3,061,680
AAA	4,000		Westlands Wtr. Dist., COP, 5.00%, 9/01/34, MBIA	09/12 @ 101	4,105,520

					116,845,084

			Puerto Rico—7.9%
AAA	5,600		Puerto Rico Comwlth Hwy. & Transp. Auth., Ser. L, 5.25%, 7/01/41	No Opt. Call	6,171,088

			Total Long-Term Investments (cost $118,767,922)		123,016,172

1

BlackRock California Insured Municipal Income Trust (BCK) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			SHORT-TERM INVESTMENT—0.2%
			California—0.2%
A-1+	$ 200	[4]	California St. Econ. Rec., Ser. C-4, 2.95%, 12/01/05, FRDD (cost $200,000)	$200,000

			Total Investments—157.7% (cost $118,967,922 5)	$123,216,172
			Other assets in excess of liabilities—1.8%	1,405,203
			Preferred shares at redemption value, including dividends payable—(59.5)%	(46,506,866)

			Net Assets Applicable to Common Shareholders—100%	$78,114,509

[1]	Using the higher of Standard & Poor’s, Moody’s Investors Service or Fitch Ratings rating.

[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

[3]	Security, or portion thereof, pledged as collateral with a value of $833,088 on 117 U.S. Treasury Note futures contracts expiring December 2005, 86 U.S. Treasury Note futures contracts expiring March 2006 and 73 U.S. Treasury Bond futures contracts expiring March 2006. The value of such contracts on November 30, 2005 was $30,233,891, with an unrealized gain of $389,735.

[4]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of November 30, 2005.

[5]	Cost for Federal tax purposes is $118,968,440. The net unrealized appreciation on a tax basis is $4,247,732, consisting of $4,472,677 gross unrealized appreciation and $224,945 gross unrealized depreciation.

The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represent approximately 84.7% of the Trust’s managed assets. The Trust had the following insurance concentrations:

AMBAC	—	19.5%
FGIC	—	21.1%
FSA	—	7.5%
MBIA	—	36.6%

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corp.	FSA	—	Financial Security Assurance
COP	—	Certificate of Participation	GO	—	General Obligation
FGIC	—	Financial Guaranty Insurance Co.	MBIA	—	Municipal Bond Insurance Assoc.
FRDD	—	Floating Rate Daily Demand

See Notes to Financial Statements.

2

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management , including its principle executive and principle financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s principal executive and financial officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      BlackRock California Insured Municipal Income Trust

By:     /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: January 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: January 25, 2006

By:     /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: January 25, 2006